CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of cash receipts from operating activities
Receipts from sales of goods and rendering of services	$ 6,676,865	$ 6,854,709	$ 6,211,313
Receipts from rents and subsequent sales of such assets	38,222	23,075	16,509
Other cash receipts from operating activities	751,132	840,543	702,283
Classes of cash payments
Payments to suppliers for goods and services	(5,074,341)	(5,238,597)	(5,049,907)
Payments to and on behalf of employees	(687,836)	(626,122)	(736,789)
Payments to manufacture or acquire assets held for rental to others and subsequently held for sale	0	(2,638)	(10,848)
Other cash payments from operating activities	(262,668)	(308,264)	(174,824)
Interest paid	(379,666)	(362,234)	(328,317)
Interest received	61,240	65,114	137,480
Income taxes (paid) refunded	(76,592)	(69,848)	(28,463)
Other inflows (outflows) of cash, net	458	5,579	1,990
Net cash flow from (used in) operating activities	1,046,814	1,181,317	740,427
Cash flows from (used in) investing activities
Cash flow from losing control of subsidiaries and other businesses	0	958,273	0
Cash flow used in obtaining control of subsidiaries or other businesses	0	(72,037)	0
Other cash receipts from sales of equity or debt instruments from other entities	1,931	7,109	0
Other cash payments to acquire equity or debt instruments from other entities	(42,113)	(26,526)	(27,528)
Other cash payments to acquire interests in joint ventures	(2,557)	(28,279)	(11,222)
Loans to related entities	0	(5,500)	0
Proceeds from sales of property, plant and equipment	19,345	37,660	11,859
Purchase of property, plant and equipment	(1,648,384)	(838,844)	(844,470)
Proceeds from sales of intangible assets	514	0	281
Purchase of intangible assets	(7,395)	(6,137)	(6,682)
Proceeds from other long-term assets	2,135	5,512	6,088
Purchase of other long-term assets	(788,892)	(383,912)	(411,897)
Dividends received	9,298	6,982	4,265
Other inflows (outflows) of cash, net	25,093	16,726	(53,818)
Cash flows from (used in) investing activities	(2,431,025)	(328,973)	(1,333,124)
Cash flows from (used in) financing activities
Payments from changes in ownership interests in subsidiaries	0	(3,600)	0
Proceeds from issuing shares	450,000	300,519	0
Total proceeds from borrowings	2,304,939	1,695,525	2,126,607
Proceeds from long-term borrowings	1,862,803	481,269	1,160,649
Proceeds from short-term borrowings	442,136	1,214,256	965,958
Repayments of borrowings	(894,766)	(2,132,898)	(1,118,156)
Payments of lease liabilities	(101,832)	(82,059)	(73,806)
Dividends paid	(114,622)	(94,637)	(282,728)
Other inflows (outflows) of cash, net	(87,266)	11,202	(6,250)
Cash flows from (used in) financing activities	1,556,453	(305,948)	645,667
Net increase (decrease) in cash and cash equivalents before effect of exchange rate changes	172,242	546,396	52,970
Effect of exchange rate changes on cash and cash equivalents	40,251	(44,844)	(150,169)
Net increase (decrease) of cash and cash equivalents	212,493	501,552	(97,199)
Cash and cash equivalents, at the beginning of the period	1,071,560	570,008	667,207
Cash and cash equivalents, at the end of the period	$ 1,284,053	$ 1,071,560	$ 570,008